SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Income (Loss) per Common Share (Details) - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net Income (loss)	$ (106)	$ 1,427,086	$ 1,426,980	$ (25,850)
Basic
Total number of ordinary shares - Basic			10,295,800
Total income allocated by class, Basic			$ 1,426,980
Less: Accretion allocated based on ownership percentage			(3,617,920)
Plus: Accretion applicable to the redeemable class, Basic			3,617,920
Total income (loss) by class			$ 1,426,980
Diluted
Total number of ordinary shares - Diluted			11,125,380
Total income allocated by class, Diluted			$ 1,426,980
Less: Accretion allocated based on ownership percentage, Diluted			(3,617,920)
Plus: Accretion applicable to the redeemable class, Diluted			3,617,920
Total income (loss) by class, Diluted			$ 1,426,980
Redeemable Shares
Basic
Total number of ordinary shares - Basic			8,000,000
Ownership percentage, Basic			78.00%
Total income allocated by class, Basic			$ 1,113,127
Less: Accretion allocated based on ownership percentage			(2,821,978)
Plus: Accretion applicable to the redeemable class, Basic			3,617,920
Total income (loss) by class			$ 1,909,069
Weighted average common shares outstanding basic (in shares)			7,342,466	2,207,842
Basic income (loss) per share (in dollars per share)			$ 0.26	$ (0.01)
Diluted
Total number of ordinary shares - Diluted			8,800,000
Ownership percentage, Diluted			79.00%
Total income allocated by class, Diluted			$ 1,127,398
Less: Accretion allocated based on ownership percentage, Diluted			(2,858,157)
Plus: Accretion applicable to the redeemable class, Diluted			3,617,920
Total income (loss) by class, Diluted			$ 1,887,161
Weighted average common shares outstanding diluted (in shares)			8,076,712
Diluted income (loss) per share (in dollars per share)			$ 0.23
Non-Redeemable Shares
Basic
Total number of ordinary shares - Basic			2,295,800
Ownership percentage, Basic			22.00%
Total income allocated by class, Basic			$ 313,853
Less: Accretion allocated based on ownership percentage			(795,942)
Total income (loss) by class			$ (482,089)
Weighted average common shares outstanding basic (in shares)			2,301,899
Basic income (loss) per share (in dollars per share)			$ (0.21)
Diluted
Total number of ordinary shares - Diluted			2,325,380
Ownership percentage, Diluted			21.00%
Total income allocated by class, Diluted			$ 299,582
Less: Accretion allocated based on ownership percentage, Diluted			(759,763)
Total income (loss) by class, Diluted			$ (460,181)
Weighted average common shares outstanding diluted (in shares)			2,329,047
Diluted income (loss) per share (in dollars per share)			$ (0.2)